Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,912.29
Total Fee Amount	138.23
Total Offset Amount	0.00
Net Fee	$ 138.23
Offering Table N/A
Offset Table N/A	N/A